Revenues (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 180,501	$ 177,955	$ 157,809
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	115,168	108,745	100,501
Europe, Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenues	42,911	45,122	40,224
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	$ 22,422	$ 24,088	$ 17,084